S000095309 [Member] Investment Objectives and Goals - S000095309 [Member]	Sep. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Core Bond ETF (the Fund) seeks current income, consistent with minimal fluctuation of principal.